Investment in Available For Sale Securities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Cash consideration received	$ 372,000
Total consideration received from sale	417,000
Number Shares Received For Disposal	2,470,505
Number Shares Common Units From Subordinated Units Conversion	7,621,843
Conversion Date Subordinated To Common Units Navios Partners	Jan. 01, 2012
Reclassification of investments in available for sale securities to investments in affiliates (Note 9)	82,572
Reclassification of accumulated other comprehensive income to investments in affiliates (Note 9)	6,158
Investments In Available For Sale Securities	559	82,904
Unrealized holding gains included in Other comprehensive income	(558)	6,166	32,624
Number of KLC shares held at year end	138,479	11,413
Carrying value of KLC shares	559	332
Navios Fulvia Navios Melodia [Member]
Property Plant And Equipment [Line Items]
Date of disposal	Nov. 15, 2010
Cash consideration received	162,000
Total consideration received from sale	176,971
Number Shares Received For Disposal	788,370
Navios Aurora Ii [Member]
Property Plant And Equipment [Line Items]
Date of disposal	Mar. 18, 2010
Cash consideration received	90,000		90,000
Total consideration received from sale	110,000
Number Shares Received For Disposal	1,174,219
Navios Luz Navios Orbiter [Member]
Property Plant And Equipment [Line Items]
Date of disposal	May 19, 2011
Cash consideration received	120,000
Total consideration received from sale	$ 130,000
Number Shares Received For Disposal	507,916